Other Operating Income and Expense - Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Taxes other than income taxes	$ 5,272	$ 4,649	$ 4,863
Provisions	0	110	139
Total	$ 5,272	$ 4,759	$ 5,002